Organization and Business Background - Net Assets Acquired (Details) $ in Thousands	Dec. 16, 2010 HKD ($)
Organization and Business Background
Cash	$ 58,160
Accounts payable and accrued liabilities	(1,524)
Net assets acquired	$ 56,636